united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

					Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 96.2%				$ 8,000,000	1.51%	2/6/2020	$ 7,999,028
	U.S. TREASURY BILLS*+ - 96.2%				8,000,000	1.51%	2/20/2020	7,994,450
					64,000,000	1.48%	4/2/2020	63,842,142
					8,000,000	1.49%	4/9/2020	7,977,560
					10,000,000	1.51%	4/16/2020	9,969,161
					296,805,000	1.51%	4/23/2020	295,801,250
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $393,565,011)							393,583,591

	TOTAL INVESTMENTS - 96.2% (Cost - $393,565,011)							$ 393,583,591
	CASH, OTHER ASSETS AND LIABILITIES - NET - 3.8%							15,483,459
	TOTAL NET ASSETS - 100.0%							$ 409,067,050

+ Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of January 31, 2020.
* All or portion of this security is segregated as collateral for swaps.

	CREDIT DEFAULT SWAP
Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$ 192,060,000	$ 12,059,121	To Sell Protection - CDX HYS33 SWAP 5YR PRC, pays Quarterly	BNP	12/20/2024	Receive	5.00%	$ 17,265,853	$ 5,200,010
							$ 17,265,853	$ 5,200,010

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

	TOTAL RETURN SWAPS **
Security			Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Barclays U.S. Corporation High Yield -Institutional Class			18,444	$ 40,259,217	1-Mth USD_LIBOR + 42 bps	10/1/2020	SocGen/Goldman Sachs	$ (272,489)
BlackRock High Yield Bond Portfolio - Institutional Shares			7,013,157	54,492,226	3-Mth USD_LIBOR + 120 bps	1/9/2022	Barclays	(203,297)
Invesco Senior Loan ETF - Institutional Shares			660,000	15,061,200	1-Mth USD_LIBOR - 225 bps	6/10/2020	Barclays	(100,410)
Ishares IBOXX High Yield Corporate Bond			178,084	15,660,707	1-Mth USD_LIBOR - 10 bps	4/6/2020	Barclays	(100,829)
Neuberger Berman High Income Bond Fund - Institutional Class			2,897,547	25,092,754	3-Mth USD_LIBOR + 120 bps	1/9/2022	Barclays	(166,860)
Vanguard High-Yield Corporate Fund - Admiral Shares			7,718,828	46,004,216	3-Mth USD_LIBOR + 120 bps	1/15/2022	Barclays	(86,770)
	Total							$ (930,655)

** The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares			Fair Value
	MUTUAL FUNDS - 99.1%
	DEBT FUNDS - 99.1%
2,849,565	Invesco Oppenheimer Rochester High Yield Municipal Fund - Institutional Class		$ 23,081,289
1,642,738	Lord Abbett High Yield Municipal Bond Fund - Institutional Class		21,076,328
2,110,160	MainStay MacKay High Yield Municipal Bond Fund - Institutional Class		27,896,313
2,071,858	MFS Municipal High Income Fund - Institutional Class		17,942,288
491,536	Northern High Yield Municipal Fund - Institutional Class		4,453,312
5,179,204	Nuveen High Yield Municipal Bond Fund - Institutional Class		95,349,145
	TOTAL MUTUAL FUNDS (Cost - $175,511,847)		189,798,675
		Interest Rate
	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUNDS - 0.3%
168,811	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	0.81% +	168,845
114,612	JP Morgan Municipal Money Market Fund - Institutional Class	0.78% +	114,612
218,912	JP Morgan Tax Free Money Market Fund - Institutional Class	0.77% +	218,912
	TOTAL SHORT-TERM INVESTMENTS (Cost - $502,352)		502,369

	TOTAL INVESTMENTS - 99.4% (Cost - $176,014,199)		$ 190,301,044
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.6%		1,185,314
	TOTAL NET ASSETS - 100.0%		$ 191,486,358

+ Variable rate security. 7 day yield as of January 31, 2020.

Redwood Alphafactor Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares			Fair Value
	COMMON STOCK - 97.4%
	AIRLINES - 6.4%
68,394	Southwest Airlines Co.		$ 3,760,302
41,886	United Airlines Holdings, Inc. *		3,133,073
			6,893,375
	AUTO MANUFACTURERS - 3.0%
20,534	Cummins, Inc.		3,284,824

	BANKS - 9.1%
51,571	Comerica, Inc.		3,154,082
214,598	Regions Financial Corp.		3,341,291
94,362	Synovus Financial Corp.		3,304,557
			9,799,930
	BUILDING MATERIALS - 6.7%
40,789	Eagle Materials, Inc.		3,718,733
90,588	Johnson Controls International PLC		3,573,697
			7,292,430
	CHEMICALS - 9.0%
48,150	Ashland Global Holdings, Inc.		3,562,137
30,040	Celanese Corp.		3,109,140
39,283	LyondellBasell Industries NV		3,058,574
			9,729,851
	COMMERCIAL SERVICES - 3.4%
157,258	H&R Block, Inc.		3,648,386

	COMPUTERS - 10.1%
12,644	Apple, Inc.		3,913,444
179,617	HP, Inc.		3,829,434
59,675	NetApp, Inc.		3,186,645
			10,929,523
	DISTRIBUTION / WHOLESALE - 3.3%
169,907	KAR Auction Services, Inc.		3,571,445

	DIVERSIFIED FINANCIAL SERVICES - 13.9%
92,588	Lazard Ltd.		3,884,992
270,304	Navient Corp.		3,886,972
101,929	Synchrony Financial		3,303,519
19,736	Visa, Inc.		3,926,872
			15,002,355
	ELECTRIC - 7.0%
57,091	Evergy, Inc.		4,119,687
93,441	NRG Energy, Inc.		3,447,039
			7,566,726
	FOREST PRODUCTS & PAPER - 3.1%
96,464	Domtar Corp.		3,358,876

	INSURANCE - 3.2%
74,878	Assured Guaranty Ltd.		3,432,408

	LODGING - 3.1%
106,505	Hilton Grand Vacations, Inc. *		3,398,575

	MEDIA - 3.4%
517,848	Sirius XM Holdings, Inc.		3,661,185

Redwood Alphafactor Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares			Fair Value
	COMMON STOCK - 97.4% (Continued)
	OIL & GAS - 2.7%
139,760	Murphy Oil Corp.		$ 2,929,370

	RETAIL - 3.3%
94,888	Foot Locker, Inc.		3,602,897

	SEMICONDUCTORS - 3.3%
41,848	QUALCOMM, Inc.		3,570,053

	SOFTWARE - 3.4%
69,826	Oracle Corp.		3,662,374

	TOTAL COMMON STOCK (Cost - $108,647,860)		105,334,583

		Interest Rate
	SHORT-TERM INVESTMENTS - 0.0% **
	MONEY MARKET FUNDS - 0.0% **
28	JPMorgan 100% US Treasury Securities Money Market Fund-Institutional Class	1.39% +	28
28	JPMorgan US Government Money Market Fund-Institutional Class	1.45% +	28
	TOTAL SHORT-TERM INVESTMENTS (Cost - $56)		56

	TOTAL INVESTMENTS - 97.4% (Cost - $108,647,916)		$ 105,334,639
	CASH, OTHER ASSETS AND LIABILITIES - NET - 2.6%		2,782,811
	TOTAL NET ASSETS - 100.0%		$ 108,117,450

* Non-Income producing security.
** Represents less than 0.05%
+ Variable rate security. 7 day yield as of January 31, 2020.
PLC - Public Limited Company

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares					Fair Value
	COMMON STOCK - 52.9%
	AIRLINES - 0.9%
29,964	Air Canada *				$ 1,004,351

	AUTO MANUFACTURERS - 1.0%
15,300	Toyota Motor Corp.				1,080,183

	AUTO PARTS & EQUIPMENT - 0.9%
19,488	Magna International Inc				988,583

	BANKS - 2.5%
87,167	Banco Santander Brasil SA				852,241
28,614	Shinhan Financial Group Co. Ltd. *				939,915
18,537	Toronto-Dominion Bank				1,025,138
					2,817,294
	BEVERAGES - 0.9%
19,748	Coca-Cola European Partners PLC				1,038,942

	BUILDING MATERIALS - 1.0%
17,907	Anhui Conch Cement Co. Ltd. (ADRS)				571,591
35,935	HeidelbergCement AG (ADRS)				483,685
					1,055,276
	COMMERCIAL SERVICES - 1.9%
17,858	Adecco Group AG (ADRS)				520,561
43,461	Atlantia SpA (ADRS)				529,790
253,152	CCR SA *				1,075,226
					2,125,577
	COMPUTERS - 1.9%
13,559	CGI, Inc. *				1,038,852
9,452	Check Point Software Technologies Ltd. *				1,080,458
					2,119,310
	DISTRIBUTION / WHOLESALE - 3.1%
50,400	Itochu Corp.				1,194,143
150,400	Marubeni Corp.				1,103,456
30,800	Toyota Tsusho Corporation				1,089,800
					3,387,399
	FOOD - 3.2%
40,102	Empire Company Limited				930,877
21,176	Koninklijke Ahold Delhaize NV (ADRS)				519,236
19,888	Loblaw Cos Ltd.				1,041,205
27,500	Seven & i Holdings Co. Ltd.				1,069,959
					3,561,277
	HOME FURNISHINGS - 1.2%
18,100	Sony Corp.				1,288,885

	INSURANCE - 4.6%
41,670	China Life Insurance Co. Ltd. (ADRS)				496,290
44,773	Great-West Lifeco, Inc.				1,160,838
56,483	Manulife Financial Corp.				1,101,003
45,893	Power Corp of Canada				1,145,807
45,415	Power Financial Corp.				1,179,543
					5,083,481
	INTERNET - 1.0%
21,100	Trend Micro, Inc. *				1,121,336

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares					Fair Value
	COMMON STOCK - 52.9% (Continued)
	IRON / STEEL - 0.9%
87,006	Vale SA *				$ 1,025,768

	MEDIA - 1.5%
45,742	Quebecor, Inc.				1,135,811
7,162	Wolters Kluwer NV (ADRS)				537,150
					1,672,961
	MINING - 0.8%
2,815	Korea Zinc Co. Ltd. *				897,512

	OFFICE / BUSINESS EQUIPMENT - 1.1%
24,200	Fujifilm Holdings Corp.				1,224,457

	OIL & GAS - 9.3%
41,596	Canadian Natural Resources Ltd.				1,170,620
71,910	Cosan SA Industria e Comercio *				1,343,711
29,398	Ecopetrol SA (ADRS)				543,863
28,605	Equinor ASA (ADRS)				520,039
42,587	Imperial Oil Ltd.				1,010,457
228,100	JXTG Holdings, Inc.				986,606
147,048	Petrobras Distribuidora S.A.				992,421
129,563	Petroleo Brasileiro SA *				920,198
8,740	Royal Dutch Shell PLC (ADRS)				465,667
35,133	Suncor Energy, Inc.				1,074,538
222,507	Ultrapar Participacoes S.A. *				1,315,802
					10,343,922
	PHARMACEUTICALS - 3.5%
62,600	Astellas Pharma, Inc.				1,126,552
11,613	GlaxoSmithKline PLC (ADRS)				543,488
6,050	Novartis AG (ADRS)				571,785
9,523	Novo Nordisk A/S (ADRS)				579,284
59,800	Sumitomo Dainippon Pharma Co. Ltd.				1,049,955
					3,871,064
	RETAIL - 2.8%
35,518	Alimentation Couche-Tard, Inc.				1,187,827
41,500	FamilyMart UNY Holdings Co. Ltd.				922,009
54,700	USS Co. Ltd.				1,009,365
					3,119,201
	SEMICONDUCTORS - 1.0%
9,233	NXP Semiconductors NV				1,171,298

	SOFTWARE - 2.2%
3,704	NetEase Inc (ADRS)				1,188,095
92,900	Nexon Co. Ltd. *				1,272,838
					2,460,933
Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares					Fair Value
	COMMON STOCK - 52.9% (Continued)
	TELECOMMUNICATIONS - 4.7%
30,306	Deutsche Telekom AG (ADRS)				$ 488,230
38,800	KDDI Corp.				1,170,963
89,471	LG Uplus Corp. *				994,664
39,600	NTT Docomo, Inc.				1,135,187
69,287	Telefonica SA (ADRS)				466,302
17,633	Telekomunikasi Indonesia Persero Tbk PT (ADRS)				486,142
60,715	Telia Co. AB (ADRS)				517,292
					5,258,780
	WATER - 1.0%
77,090	Cia de Saneamento Basico do Estado de Sao Paulo *				1,102,252

	TOTAL COMMON STOCK (Cost - $57,236,526)				58,820,042

			Interest Rate
	SHORT-TERM INVESTMENTS - 0.0% **
	MONEY MARKET FUNDS - 0.0% **
26	BlackRock Liquidity Funds T-Fund - Institutional Shares		1.48% +		26
5	Goldman Sachs Financial Square Prime Obligations Fund - Institutional Shares		1.71% +		5
52	Morgan Stanley Institutional Liquidity Funds - Institutional Shares		1.71% +		52
	TOTAL SHORT-TERM INVESTMENTS (Cost - $83)				83

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 43.8%	$ 5,000,000	1.51%	2/6/2020	4,999,393
	U.S. TREASURY BILL^ - 43.8%	2,000,000	1.49%	4/9/2020	1,994,390
		38,844,000	1.51%	4/23/2020	38,712,635
		3,000,000	1.50%	4/30/2020	2,989,015

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $48,693,307)				48,695,433

	TOTAL INVESTMENTS - 96.7% (Cost - $105,929,916)				$ 107,515,558
	CASH, OTHER ASSETS AND LIABILITIES - NET - 3.3%				3,619,803
	TOTAL NET ASSETS - 100.0%				$ 111,135,361

+ Variable rate security. 7 day yield as of January 31, 2020.
^ Interest rate shown is the yield at time of purchase of U.S. Treasury Bill.
** Represents less than 0.05%
* Non-Income producing security
ADRS - American Depositary Receipts
PLC - Public Limited Company

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Aboitiz Power Corp.	1,388,400	$ 1,090,846	1-Mth LIBOR + 0.85%	11/02/2020	Barclays	$ (214,021)
Adecco N Ord Adecco Group Ag-reg	8,906	490,418	1-Mth LIBOR + 0.35%	09/09/2020	Barclays	10,484
Advanced Info Service-for Rg	134,600	1,035,949	1-Mth LIBOR + 0.85%	09/09/2020	Barclays	(160,939)
Anhui Conch Cement Co. Ltd-h	89,000	4,245,981	1-Mth HIBOR + 0.40%	09/09/2020	Barclays	26,390
Ap Moeller-Maersk	877	7,061,414	1-Mth DKCIBOR + 0.40%	11/02/2020	Barclays	(64,151)
Atlantia Ord Atlantia Spa	21,649	518,229	1-Mth EIBOR + 0.40%	09/09/2020	Barclays	(47,577)
Baic Motor Corp. Ltd.	1,731,500	8,422,189	1-Mth HIBOR + 0.40%	11/03/2020	Barclays	(227,263)
Bank Leumi LE-Israel	145,647	3,741,045	1-Mth ILSTELBOR + 1.50%	10/30/2020	Barclays	(40,423)
Caitong SEC Co,	756,200	1,069,342	1-Mth LIBOR + 0.85%	10/30/2020	Barclays	104,648
Catcher Technology Co, Ltd.	124,000	1,052,190	1-Mth LIBOR + 0.80%	11/03/2020	Barclays	(57,083)
China Galaxy SEC	2,057,000	8,259,061	1-Mth HIBOR + 0.40%	11/03/2020	Barclays	(35,971)
China International Capital	577,600	8,301,787	1-Mth HIBOR + 0.40%	11/03/2020	Barclays	(58,874)
China Life Insurance Co-h	207,000	3,973,156	1-Mth HIBOR + 0.40%	09/09/2020	Barclays	(18,705)
China Merch SEC	457,978	1,070,478	1-Mth LIBOR + 0.85%	10/30/2020	Barclays	161,948
China Yangtze Power	425,200	1,082,134	1-Mth LIBOR + 0.85%	10/30/2020	Barclays	(36,636)
Deutsche Telekom	30,229	477,222	1-Mth LIBOR + 0.40%	11/02/2020	Barclays	(42,284)
Ecopetrol Sa	587,241	499,944	3-Mth LIBOR + 1.5%	09/09/2020	Barclays	41,740
Electricity Gen Pub	90,700	1,046,315	1-Mth LIBOR + 0.85%	11/03/2020	Barclays	(168,262)
Epiroc AB-A	94,399	10,264,032	1-Mth STIBOR + 0.35%	11/02/2020	Barclays	23,729
Equinor ASA	28,233	4,808,196	1-Mth NIBOR + 0.40%	11/02/2020	Barclays	(12,348)
Genting Sp Genting Singapore Ltd.	1,543,500	1,406,875	1-Mth SOR + 0.40%	09/09/2020	Barclays	(66,797)
Glaxosmithkline Glaxosmithkline Plc	23,049	387,504	1-Mth LIBOR + 0.50%	09/09/2020	Barclays	28,870
Globalwafers	86,000	1,032,387	1-Mth LIBOR + 0.80%	11/03/2020	Barclays	100,019
Grupo Aeroport Del	63,620	1,045,816	3-Mth LIBOR + 0.50%	10/30/2020	Barclays	170,598
Grupo Mex Sab De	394,891	1,042,733	3-Mth LIBOR + 0.50%	10/30/2020	Barclays	133
Gudang Garam TBK PT	265,500	1,066,752	1-Mth LIBOR + 0.85%	11/03/2020	Barclays	11,036
Guosen SEC Co. Ltd.-A	616,000	1,069,068	1-Mth LIBOR + 0.85%	10/29/2020	Barclays	17,582
Heidelbergcement AG	7,174	478,505	1-Mth LIBOR + 0.40%	11/02/2020	Barclays	(45,821)
Industrial SEC Co,-A	1,187,020	1,078,645	1-Mth LIBOR + 0.85%	10/30/2020	Barclays	79,365
iShares MSCI ACWI U	113,957	5,240,420	3-Mth LIBOR + 0.45%	09/09/2020	Barclays	117,411
Jiangxi Copper Co.	916,000	8,426,009	1-Mth HIBOR + 0.40%	11/03/2020	Barclays	(3,078)
Kasikornbank PCL	235,500	1,092,178	1-Mth LIBOR + 0.85%	11/03/2020	Barclays	(33,703)
Koninkijke Aho Koninklijke Ahold Delhaize N	21,125	461,491	1-Mth EIBOR + 0.40%	09/09/2020	Barclays	5,909
Krung Thai Bank	1,941,200	1,071,348	1-Mth LIBOR + 0.85%	11/03/2020	Barclays	(75,373)
NEC Corp.	26,400	113,690,280	1-Mth LIBOR + 0.35%	11/02/2020	Barclays	144,170
Novartis N Ord Novartis Ag-reg	6,040	533,296	1-Mth LIBOR + 0.35%	09/09/2020	Barclays	15,528
Novozymes B Ord Novozymes A/s-b Shares	9,551	3,498,426	1-Mth DKCIBOR + 0.40%	11/02/2020	Barclays	62,779
Orion OYJ	23,409	931,390	1-Mth LIBOR + 0.40%	11/02/2020	Barclays	69,455
Petronas DAGA BHD	187,900	1,065,750	1-Mth LIBOR + 0.85%	11/03/2020	Barclays	(56,341)
Petronas Gas BHD	266,700	1,068,774	1-Mth LIBOR + 0.85%	11/03/2020	Barclays	(34,167)
Proximus	34,890	961,673	1-Mth LIBOR + 0.40%	11/02/2020	Barclays	(76,750)
Ptt Exploration & Prod-for	261,400	1,060,773	1-Mth LIBOR + 0.85%	09/09/2020	Barclays	(22,927)
Royal Dutch Shell	17,685	392,724	1-Mth LIBOR + 0.40%	11/02/2020	Barclays	(54,108)
RTL Group	20,860	952,282	1-Mth LIBOR + 0.40%	11/02/2020	Barclays	(110,644)
SAIC Motor Corp. Ltd.	321,000	1,073,328	1-Mth LIBOR + 0.85%	11/04/2020	Barclays	(32,735)
Shaanxi Coal Industry Co. L-a	880,896	1,133,469	1-Mth LIBOR + 0.85%	09/09/2020	Barclays	(78,923)
Swedish Match O Swedish Match Ab	22,568	9,243,602	1-Mth STIBOR + 0.35%	09/09/2020	Barclays	317,269
Taiwan High Speed Rail Corp.	896,000	1,091,149	1-Mth LIBOR + 0.75%	09/09/2020	Barclays	(24,894)
Telefonica Sa O Telefonica Sa	69,202	465,041	1-Mth EIBOR + 0.35%	09/09/2020	Barclays	(51,222)
Telekomunikasi Indonesia	1,742,800	511,860	1-Mth LIBOR + 0.85%	11/03/2020	Barclays	(30,063)
Telenet Grp Hld Telenet Group Holding Nv	22,154	960,822	1-Mth EIBOR + 0.40%	09/09/2020	Barclays	(43,731)
Teliasonera Ord Telia Co. Ab	120,615	5,149,025	1-Mth STIBOR + 0.35%	09/09/2020	Barclays	(18,404)
United Microelectric Corp.	2,235,000	1,029,888	1-Mth LIBOR + 0.80%	11/03/2020	Barclays	66,169
Weichai Power Co. Ltd-h	661,000	8,492,462	1-Mth HIBOR + 0.40%	09/09/2020	Barclays	77,599
Wolters Kluwer Wolters Kluwer	7,165	470,588	1-Mth EIBOR + 0.40%	09/09/2020	Barclays	12,870
Total						$ (378,517)

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swap do not reset; payments only occur at termination.

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares					Fair Value
	COMMON STOCK - 22.2%
	ADVERTISING - 0.5%
17,530	Interpublic Group of Cos., Inc.				$ 397,931

	AGRICULTURE - 1.0%
7,970	Altria Group, Inc.				378,814
4,811	Philip Morris International, Inc.				397,870
					776,684
	AIRLINES - 0.5%
6,937	Delta Air Lines, Inc.				386,668

	AUTO MANUFACTURERS - 0.9%
2,149	Cummins, Inc.				343,776
43,406	Ford Motor Co.				382,841
					726,617
	BEVERAGES - 0.5%
7,698	Molson Coors Brewing Co.				427,855

	BIOTECHNOLOGY - 0.5%
5,897	Gilead Sciences, Inc.				372,690

	CHEMICALS - 0.8%
5,039	Eastman Chemical Co.				359,130
4,217	LyondellBasell Industries NV				328,336
					687,466
	COMPUTERS - 2.1%
19,859	HP, Inc.				423,394
2,930	International Business Machines Corp.				421,129
6,568	Seagate Technology PLC				374,310
7,845	Western Digital Corp.				513,847
					1,732,680
	COSMETICS / PERSONAL CARE - 0.4%
33,943	Coty, Inc.				348,255

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
22,394	Invesco Ltd.				387,416

	ELECTRIC - 2.6%
16,199	CenterPoint Energy, Inc.				428,950
4,741	Dominion Energy, Inc.				406,541
4,458	Duke Energy Corp.				435,235
11,548	PPL Corp.				417,922
6,339	Southern Co.				446,266
					2,134,914
	FOOD - 0.5%
12,966	Kraft Heinz Co.				378,607

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares					Fair Value
	COMMON STOCK - 22.2% (Continued)
	FOREST PRODUCTS & PAPER - 0.4%
8,523	International Paper Co.				$ 347,057

	IRON / STEEL - 0.4%
7,037	Nucor Corp.				334,187

	MEDIA - 0.4%
9,696	ViacomCBS, Inc.				330,924

	MISCELLANEOUS MANUFACTURING - 1.0%
2,315	3M Co.				367,298
4,270	Eaton Corp PLC				403,387
					770,685
	OIL & GAS - 1.5%
5,743	Exxon Mobil Corp.				356,755
9,927	Helmerich & Payne, Inc.				402,540
10,207	Occidental Petroleum Corp.				405,422
					1,164,717
	OIL & GAS SERVICES - 0.5%
10,839	Schlumberger Ltd.				363,215

	PACKAGING & CONTAINERS - 0.5%
9,717	Westrock Co.				378,963

	PHARMACEUTICALS - 1.9%
4,471	AbbVie, Inc.				362,240
6,844	Bristol-Myers Squibb Co.				430,830
7,207	Cardinal Health, Inc.				369,070
10,260	Pfizer, Inc.				382,082
					1,544,222
	PIPELINES - 0.5%
17,452	Williams Cos, Inc.				361,082

	RETAIL - 2.0%
23,412	Gap, Inc.				407,603
8,193	Kohl's Corp.				350,251
20,618	L Brands, Inc.				477,513
25,562	Macy's, Inc.				407,714
					1,643,081
	SEMICONDUCTORS - 0.5%
1,234	Broadcom, Inc.				376,567
Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares					Fair Value
	COMMON STOCK - 22.2% (Continued)
	TELECOMMUNICATIONS - 1.4%
10,450	AT&T, Inc.				$ 393,129
27,498	CenturyLink, Inc.				375,623
6,551	Verizon Communications, Inc.				389,391
					1,158,143
	TRANSPORTATION - 0.4%
3,268	United Parcel Service, Inc.				338,303

	TOTAL COMMON STOCK (Cost - $17,598,854)				17,868,929

	EXHANGE TRADED FUNDS - 19.6%
	EQUITY FUNDS - 19.6%
47,859	iShares Core S&P Small-Cap ETF				3,851,692
118,971	Schwab International Small-Cap Equity ETF				3,952,217
36,945	Vanguard FTSE All World ex-US Small-Cap ETF				3,949,790
24,649	Vanguard Small-Cap ETF				4,000,533
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,069,392)				15,754,232

	REITS - 1.8%
12,262	Iron Mountain, Inc.				387,602
14,596	Macerich Co.				325,637
2,624	Simon Property Group, Inc.				349,385
6,701	Ventas, Inc.				387,720
	TOTAL REITS (Cost - $1,720,029)				1,450,344

				Interest Rate
	SHORT-TERM INVESTMENTS - 0.0% **
	MONEY MARKET FUNDS - 0.0% **
29,239	JPMorgan 100% US Treasury Securities Money Market Fund-Institutional Class			1.39% +	29,239
23	JPMorgan US Government Money Market Fund-Institutional Class			1.45% +	23
24	JPMorgan US Treasury Plus Money Market Fund-Institutional Class			1.43% +	24
	TOTAL SHORT-TERM INVESTMENTS (Cost - $29,286)				29,286

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 53.3%	$ 2,000,000	1.51%	2/6/2020	1,999,757
	U.S. TREASURY BILL* - 53.3%	37,000,000	1.48%	4/2/2020	36,908,738
		4,000,000	1.49%	4/9/2020	3,988,780

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $42,895,573)				42,897,275

	TOTAL INVESTMENTS - 96.9% (Cost - $77,313,134)				$ 78,000,066
	CASH, OTHER ASSETS AND LIABILITIES - NET - 3.1%				2,538,493
	TOTAL NET ASSETS - 100.0%				$ 80,538,559

* Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of January 31, 2020.
** Represents less than 0.05%
+ Variable rate security. 7 day yield as of January 31, 2020.
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
PLC - Public Limited Company
S&P - Standard and Poor's

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Total Return Swaps *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Ishares Core S&P Small Cap ETF - Institutional Class	44,146	$ 3,701,642	1-Mth LIBOR + 40 bps	6/22/2020	Barclays	$ (155,665)
Ishares IBOXX High Yield Corporate Bond	139,500	12,267,630	1-Mth LIBOR + 30 bps	4/2/2020	Barclays	(78,983)
Ishares Preferred & Income - Institutional Class	328,130	12,334,407	1-Mth LIBOR + 35 bps	4/2/2020	Barclays	164,597
ISHARES S&P 500 GROWTH ETF - Institutional Class	47,547	9,207,079	1-Mth LIBOR + 40 bps	8/14/2020	Barclays	191,033
SPDR BBG BARC Convertible - Institutional Class	228,745	12,695,348	1-Mth LIBOR + 40 bps	4/2/2020	Barclays	374,376
Total						$ 495,358

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

Redwood Activist Leaders® Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.8%
	AUTO MANUFACTURERS - 2.7%
33,197	Navistar International Corp. *	$ 1,215,674

	AUTO PARTS & EQUIPMENT- 5.6%
47,797	Adient PLC *	1,228,861
133,439	Tenneco, Inc.	1,263,667
		2,492,528
	BIOTECHNOLOGY - 2.8%
89,542	Innoviva, Inc. *	1,236,127

	CHEMICALS - 2.8%
55,974	GCP Applied Technologies, Inc. *	1,243,742

	COMMERCIAL SERVICES - 8.3%
78,239	Hertz Global Holdings, Inc. *	1,233,047
12,785	Medifast, Inc.	1,235,415
60,442	Nielsen Holdings PLC	1,233,017
		3,701,479
	COMPUTERS - 8.3%
286,119	Conduent, Inc. *	1,224,589
43,184	ForeScout Technologies, Inc. *	1,231,176
21,578	Seagate Technology PLC	1,229,730
		3,685,495
	DISTRIBUTION / WHOLESALE - 2.7%
37,361	LKQ Corp. *	1,221,144

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
113,759	SLM Corp.	1,242,248

	ELECTRONICS - 2.7%
49,006	nVent Electric PLC	1,220,249

	FOOD - 2.7%
50,381	Hain Celestial Group, Inc. *	1,219,724

	HEALTHCARE-PRODUCTS - 2.8%
33,902	Merit Medical Systems, Inc. *	1,234,711

	HEALTHCARE-SERVICES - 2.8%
16,761	Magellan Health, Inc. *	1,227,073

	HOUSEWARES - 2.8%
62,707	Newell Brands, Inc.	1,224,668

Redwood Activist Leaders® Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.8% (Continued)
	INTERNET - 2.8%
43,736	NortonLifeLock, Inc.	$ 1,242,977

	LEISURE TIME - 2.7%
56,945	Callaway Golf Co.	1,219,762

	LODGING - 2.8%
89,836	Caesars Entertainment Corp. *	1,228,058

	MACHINERY-DIVERSIFIED - 2.8%
82,295	Welbilt, Inc. *	1,241,832

	MISCELLANEOUS MANUFACTURING - 2.7%
60,015	Trinity Industries, Inc.	1,220,105

	OFFICE & BUSINESS EQUIPMENT - 2.7%
34,127	Xerox Holdings Corp.	1,213,897

	PHARMACEUTICALS - 5.6%
31,725	Herbalife Nutrition Ltd. *	1,232,516
102,611	Ironwood Pharmaceuticals, Inc. *	1,239,541
		2,472,057
	PIPELINES - 2.8%
20,708	Cheniere Energy, Inc. *	1,226,742

	PRIVATE EQUITY - 2.8%
39,598	KKR & Co., Inc.	1,263,176

	REAL ESTATE - 2.8%
10,150	Howard Hughes Corp. *	1,235,052

	RETAIL - 11.1%
61,057	Bloomin' Brands, Inc.	1,268,154
1,417	Chipotle Mexican Grill, Inc. *	1,228,199
19,080	Papa John's International, Inc.	1,236,002
9,177	Tiffany & Co.	1,229,902
		4,962,257
	SOFTWARE - 8.4%
83,129	Box, Inc. *	1,249,429
119,216	Cloudera, Inc. *	1,226,733
28,003	CommVault Systems, Inc. *	1,260,695
		3,736,857

	TOTAL COMMON STOCK (Cost - $41,675,304)	44,427,634

	TOTAL INVESTMENTS - 99.8% (Cost - $41,675,304)	$ 44,427,634
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.2%	104,058
	TOTAL NET ASSETS - 100.0%	$ 44,531,692

* Non-Income producing security.
PLC - Public Limited Company

Redwood Funds

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 20120

closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 20120

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$ -	$393,583,591	$ -	$ 393,583,591
Total	$ -	$393,583,591	$ -	$ 393,583,591

Derivatives
Swaps *	$ -	$ 5,200,010	$ -	$ 5,200,010
Total	$ -	$ 5,200,010	$ -	$ 5,200,010

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$ -	$ 930,655	$ -	$ 930,655
Total	$ -	$ 930,655	$ -	$ 930,655

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$189,798,675	$ -	$ -	$ 189,798,675
Short Term Investments	502,369	-	-	502,369
Total	$190,301,044	$ -	$ -	$ 190,301,044

Redwood AlphaFactor® Tactical Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$105,334,583	$ -	$ -	$ 105,334,583
Short-Term Investments	56	-	-	56
Total	$105,334,639	$ -	$ -	$ 105,334,639

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 20120

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 58,820,042	$ -	$ -	$ 58,820,042
Short-Term Investments	83	-	-	83
U.S. Government Obligations	-	48,695,433	-	48,695,433
Total	$ 58,820,125	$ 48,695,433	$ -	$ 107,515,558

Derivatives
Swaps *	$ -	$ 1,665,699	$ -	$ 1,665,699
Total	$ -	$ 1,665,699	$ -	$ 1,665,699

Liabilities
Derivatives
Swaps *	$ -	$ 2,044,216	$ -	$ 2,044,216
Total	$ -	$ 2,044,216	$ -	$ 2,044,216

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,868,929	$ -	$ -	$ 17,868,929
Exchange Traded Funds	15,754,232	-	-	15,754,232
REITS	1,450,344	-	-	1,450,344
Short-Term Investments	29,286	-	-	29,286
U.S. Government Obligations	-	42,897,275	-	42,897,275
Total	$ 35,102,791	$ -	$ -	$ 78,000,066

Derivatives
Swaps *	$ -	$ 730,006	$ -	$ 730,006
Total	$ -	$ 730,006	$ -	$ 730,006
Liabilities
Derivatives
Swaps *	$ -	$ 234,648	$ -	$ 234,648
Total	$ -	$ 234,648	$ -	$ 234,648

Redwood Activist Leaders®Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 44,427,634	-	-	$ 44,427,634
Total	$ 44,427,634	$ -	$ -	$ 44,427,634

The Funds did not hold any Level 3 securities during the period.

* Net unrealized gain (loss) of swap contracts is reported in the above table.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 20120

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:

Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Redwood Managed Volatility Fund	$ 393,565,011	$ 18,580	$ -	$ 18,580
Redwood Managed Municipal Income Fund	176,014,199	14,286,845	-	14,286,845
Redwood AlphaFactor® Tactical Core Fund	108,720,819	2,705,814	(6,091,994)	(3,386,180)
Redwood AlphaFactor® International Fund	106,915,210	2,219,315	(1,618,967)	600,348
Redwood Systematic Macro Trends ("SMarT") Fund	77,293,277	1,827,006	(1,120,217)	706,789
Redwood Activist Leaders™ Fund	43,241,154	3,360,758	(2,174,278)	1,186,480

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty.  The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/20/2020

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/20/2020